Summary of Significant Accounting Policies - Revenue Recognition (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) segment customer Milestone contract	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies
Number of milestones for receiving payments from customers | Milestone	3
Number of customers, sale of baggage scanning systems | customer	1
Restocking fees	$ 0		$ 0
Number of operating segments | segment	1		1
Number of reportable segments | segment	1		1
Number of revenue contract | contract	1
Deferred revenue	$ 1,256,236		$ 1,621,707	$ 1,023,007	$ 0
Recognized revenue	$ 365,471	$ 0	$ 325,300	$ 0